Financial Information of the Parent Company - Schedule of Balance Sheets (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Assets
Cash and cash equivalents	$ 82,142	$ 28,761	$ 0
Deposits, prepayments and other current assets, net	314,038	156,511
Due from related parties	0	1,000
Due from intercompany	9,489,700	4,789,591
Investments in subsidiaries	5,452,979	3,405,852
Other non-current assets	63,762	0
Total Assets	15,402,621	8,381,715
Due to related parties	3,859	338,203
Due to intercompany	1,123,358	997,363
Convertible notes	934,403	1,080,266
Other liabilities	300,329	612,138
Total Liabilities	2,361,949	3,027,970
Additional paid-in capital	9,952,926	2,050,003
Retained earnings	3,140,389	3,336,442
Accumulated other comprehensive loss	(60,230)	(33,883)
Total Equity	13,040,672	5,353,745
Total Liabilities and Equity	15,402,621	8,381,715
Common Class A [Member]
Assets
Ordinary shares, value	7,529	1,125
Common Class B [Member]
Assets
Ordinary shares, value	$ 58	$ 58